Consolidated Comprehensive Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income		$ 4,114	$ 3,548	$ 3,222
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		853	(850)	(599)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during the period		153	(242)	(363)
Reclassification adjustment		(3)	(49)	(52)
Total unrealized gain (loss) on assets available-for-sale		150	(291)	(415)
Defined benefit plans:
Net gain (loss) arising during the period		342	(108)	(65)
Foreign exchange adjustment		1	0	0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost		68	57	69
Total defined benefit plans		411	(51)	4
Net unrealized gain (loss) on cash flow hedges		9	(4)	8
Total other comprehensive income (loss), net of tax	[1]	1,423	(1,196)	(1,002)
Total comprehensive income		5,537	2,352	2,220
Net (income) loss attributable to noncontrolling interests		(24)	(1)	(64)
Other comprehensive (income) loss attributable to noncontrolling interests		(15)	31	36
Comprehensive income applicable to shareholders of The Bank of New York Mellon Corporation		$ 5,498	$ 2,382	$ 2,192

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,408 million for the year ended Dec. 31, 2017, $(1,165) million for the year ended Dec. 31, 2016 and $(966) million for the year ended Dec. 31, 2015.